Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—68.8%
		Banking—1.2%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$195,000
200,000	[1,2]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	22,000
200,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	237,000
		Chemicals & Plastics—1.0%
200,000	[3]	CNRC Capitale Ltd., Sr. Unsecd. Note, 8.885%, 12/2/2022	202,550
		Oil & Gas—1.9%
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	33,750
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	125,525
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	34,514
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	183,836
		TOTAL	377,625
		Sovereign—61.6%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	165,660
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	163,584
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	150,000
255,503	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	60,682
300,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	70,241
200,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	45,597
421,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	94,895
100,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	26,237
22,899	[1,2]	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	4,923
60,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	37,671
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	201,162
200,000	[1,2]	Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	40,000
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	146,181
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,858,190
$250,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	244,145
100,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	98,033
29,024	[4]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	9,873
63,500	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	22,225
100,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	34,017
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	76,962
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.500%, 7/31/2040	70,750
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	157,555
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	67,322
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	139,800
EGP 3,000,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	144,467
$150,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	48,000
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	148,012
200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	70,000

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	$75,000
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	87,760
200,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	121,820
IDR 4,600,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	336,884
$200,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	192,920
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	80,648
$92,161		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	82,371
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	186,676
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	167,434
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	13,868
MXN 15,500,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	692,582
47,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	2,111,792
$200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	134,411
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	153,012
BRL 400,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2023	77,259
1,300,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	227,539
$200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	201,596
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	194,868
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	197,482
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	123,000
PEN 1,150,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	260,561
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	291,779
RUB 42,800,000	[1,2,5]	Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	209,088
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	152,480
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	135,890
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	140,910
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	178,020
COP 3,300,000,000		Titulos De Tesoreria, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	458,547
1,500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.000%, 6/30/2032	242,185
$200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	162,104
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	38,938
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 8/1/2041	96,434
200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	196,097
1,500,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	112,500
		TOTAL	12,530,639
		Telecommunications & Cellular—0.9%
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	191,317
		Transportation —0.2%
200,000	[1,2]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	36,136
		Utilities—2.0%
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	194,890
200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	182,482
200,000	[1,2]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	39,400
		TOTAL	416,772
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,986,302)	13,992,039

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—30.5%
		Air Transportation—0.2%
$50,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	$30,112
		Automotive—0.8%
200,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	152,727
		Banking—4.6%
200,000	[3]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	161,594
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	181,342
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
150,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	134,092
100,000	[3]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	85,150
200,000	[3]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.375%, 10/14/2030	194,527
200,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	165,222
		TOTAL	931,927
		Chemicals & Plastics—2.5%
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	144,242
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	168,306
200,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	203,486
		TOTAL	516,034
		Finance—1.7%
150,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	119,652
100,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, REGS, 4.375%, 7/22/2031	73,862
200,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	160,803
		TOTAL	354,317
		Financial Intermediaries—0.8%
200,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	169,001
		Food Products—0.6%
150,000		Agrosuper S.A., Sr. Unsecd. Note, REGS, 4.600%, 1/20/2032	127,542
		Metals & Mining—2.6%
200,000		Cap S.A., Sr. Unsecd. Note, REGS, 3.900%, 4/27/2031	156,686
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	189,929
200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	137,690
50,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	43,576
		TOTAL	527,881
		Oil & Gas—9.7%
200,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	172,047
200,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 5.500%, 1/17/2027	174,012
100,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	85,137
187,230		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	157,090
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	173,074
200,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	195,000
200,000		Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	177,134
177,780		Mv24 Captial Bv, Term Loan—1st Lien, REGS, 6.748%, 6/1/2034	163,839
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	176,616
100,000		Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	73,683
190,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	176,927
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	158,801

Principal Amount, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$150,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	$80,723
	TOTAL	1,964,083
	Rail Industry—0.2%
43,000	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	43,557
	Real Estate—2.0%
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	200,135
200,000	Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	197,212
	TOTAL	397,347
	Retailers—0.4%
100,000	Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	80,394
	Telecommunications & Cellular—2.5%
101,500	Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	65,850
200,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	188,620
50,000	IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	42,547
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	200,800
	TOTAL	497,817
	Transportation—1.0%
250,000	Acu Petroleo Luxembourg, Sec. Fac. Bond, REGS, 7.500%, 1/13/2032	211,350
	Utilities—0.9%
199,600	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	189,015
	TOTAL CORPORATE BONDS (IDENTIFIED COST $7,169,674)	6,193,104
	PURCHASED CALL OPTION—0.0%
40,000	EUR CALL/USD PUT, Bank of America, Notional Amount $40,000, Exercise Price $1.006, Expiration Date 9/14/2022 (IDENTIFIED COST $348)	347
	INVESTMENT COMPANY—0.0%
196	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[6] (IDENTIFIED COST $196)	196
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $28,156,520)	20,185,686
	OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	144,539
	TOTAL NET ASSETS—100%	$20,330,225
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[7]United States Treasury Notes 10 Year Long Bond, Long Futures	12	$1,402,875	December 2022	$(5,431)
[7]United States Treasury Notes Long Bond, Long Futures	9	$1,222,594	December 2022	$(301)
Short Futures:
[7]United States Treasury Notes 5 Year Long Bond, Short Futures	4	$443,281	December 2022	$1,523
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,209)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,251,136 and $649,400, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2022, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2022[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Republic of Chile	Buy	1.00%	6/20/2027	1.54%	$200,000	$4,495	$2,862	$1,633
Barclays	Republic of Colombia	Sell	1.00%	6/20/2027	2.82%	$(200,000)	$(14,574)	$(13,354)	$(1,220)
Barclays	United Mexican States	Sell	1.00%	6/20/2027	1.64%	$(200,000)	$(5,385)	$(835)	$(4,550)
TOTAL CREDIT DEFAULT SWAPS							$(15,464)	$(11,327)	$(4,137)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $855,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2022	BNP Paribas	7,316,620 BRL	$1,412,748	$(6,354)
9/2/2022	JPMorgan	533,310 BRL	$99,921	$2,591
9/2/2022	JPMorgan	545,010 BRL	$99,969	$4,792
9/2/2022	JPMorgan	6,238,300 BRL	$1,224,733	$(25,613)
9/13/2022	BNP Paribas	18,265,000 ARS	$130,904	$(4,587)
9/15/2022	Bank of America	87,449,500 CLP	$100,148	$(2,852)
9/21/2022	Bank of America	467,290,000 COP	$107,268	$(2,102)
9/21/2022	Bank of America	10,771,000 PHP	$192,391	$(674)
9/21/2022	Citibank	2,255,400,000 IDR	$150,009	$1,836
9/21/2022	Citibank	15,832,000 INR	$198,791	$82
9/21/2022	Credit Agricole	7,109,800 THB	$203,037	$(7,814)
9/21/2022	HSBC	57,700,000 HUF	$150,474	$(6,462)
9/21/2022	HSBC	5,950,000 ZAR	$371,500	$(24,821)
9/21/2022	Morgan Stanley	430,190,000 COP	$96,808	$8
9/21/2022	Morgan Stanley	3,102,900 MXN	$149,901	$3,485
10/11/2022	Bank of America	$15,000	14,504 EUR	$384
10/11/2022	Barclays	$30,000	38,527 CAD	$674
10/11/2022	BNP Paribas	140,000 BRL	$25,216	$1,417
10/11/2022	Credit Agricole	$12,500	17,611 AUD	$442
10/11/2022	Morgan Stanley	53,994 GBP	$64,574	$(1,798)
10/11/2022	Morgan Stanley	$15,000	143,751 NOK	$524
10/11/2022	Morgan Stanley	$400,000	8,018,949 MXN	$5,170
10/11/2022	State Street	99,279,000 CLP	$97,740	$12,162
10/11/2022	State Street	$12,500	17,532 AUD	$496
11/14/2022	Morgan Stanley	393,450 PEN	$100,000	$1,470
11/15/2022	HSBC	14,731,000,000 IDR	$998,698	$(8,421)
11/18/2022	HSBC	89,500,000 CLP	$98,787	$(517)
Contracts Sold:
9/2/2022	JPMorgan	6,238,300 BRL	$1,204,538	$5,418
9/2/2022	JPMorgan	545,010 BRL	$105,235	$473
9/2/2022	JPMorgan	533,310 BRL	$102,975	$463
9/2/2022	Morgan Stanley	7,316,620 BRL	$1,380,104	$(26,289)
9/13/2022	BNP Paribas	18,265,000 ARS	$127,772	$1,455
9/15/2022	Morgan Stanley	87,449,500 CLP	$92,249	$(5,047)
9/21/2022	Bank of America	981,318,000 COP	$224,826	$3,974
9/21/2022	Bank of America	397,360,000 COP	$99,707	$10,279
9/21/2022	Barclays	10,771,000 PHP	$190,597	$(1,120)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/21/2022	BNP Paribas	889,160,000 COP	$199,845	$(266)
9/21/2022	BNP Paribas	793,980,000 COP	$199,842	$21,152
9/21/2022	BNP Paribas	467,290,000 COP	$99,830	$(5,336)
9/21/2022	BNP Paribas	3,017,200,000 IDR	$199,871	$(3,262)
9/21/2022	BNY Mellon	43,565,550 MXN	$2,140,997	$(12,582)
9/21/2022	BNY Mellon	2,023,200 MXN	$99,945	$(68)
9/21/2022	Citibank	3,521,800 THB	$99,921	$3,218
9/21/2022	Credit Agricole	7,876,000 INR	$99,957	$1,023
9/21/2022	Credit Agricole	3,588,000 THB	$99,907	$1,386
9/21/2022	HSBC	455,000 EUR	$481,917	$24,012
9/21/2022	HSBC	1,502,300,000 IDR	$99,857	$(1,286)
9/21/2022	HSBC	1,490,200,000 IDR	$99,794	$(533)
9/21/2022	HSBC	7,956,000 INR	$99,954	$14
9/21/2022	HSBC	2,120,900 MXN	$99,932	$(4,910)
9/21/2022	HSBC	1,385,500 PLN	$311,483	$17,751
9/21/2022	Morgan Stanley	430,190,000 COP	$99,924	$3,107
10/11/2022	Bank of America	$15,000	14,556 EUR	$(331)
10/11/2022	Bank of America	$15,000	148,727 NOK	$(23)
10/11/2022	BNP Paribas	70,000 BRL	$13,620	$304
10/11/2022	BNP Paribas	70,000 BRL	$13,549	$233
10/11/2022	BNY Mellon	2,050,000 BRL	$398,164	$8,174
10/11/2022	Credit Agricole	$30,000	38,834 CAD	$(440)
10/11/2022	Credit Agricole	$25,000	36,800 AUD	$197
10/11/2022	JPMorgan	2,625,000 BRL	$500,594	$1,217
10/11/2022	Morgan Stanley	99,279,000 CLP	$99,467	$(10,434)
10/11/2022	State Street	53,994 GBP	$66,169	$3,393
11/3/2022	JPMorgan	6,238,300 BRL	$1,206,681	$26,655
11/9/2022	Citibank	1,502,100,000 IDR	$99,932	$(1,062)
11/9/2022	Citibank	5,578,300 PHP	$99,776	$602
11/14/2022	Citibank	393,450 PEN	$101,475	$6
11/15/2022	HSBC	1,473,100,000 IDR	$98,521	$(507)
11/18/2022	Bank of America	89,500,000 CLP	$99,844	$1,574
11/23/2022	BNP Paribas	94,500,000 CLP	$96,603	$(7,038)
11/23/2022	Citibank	95,000,000 CLP	$103,241	$(948)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,884)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $189,697 and $144,574, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had no outstanding written options contracts.
The average market value of purchased call options held by the Fund throughout the period was $87. The average market value of written put and call options held by the Fund throughout the period was $107 and $36, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2021	$358,310
Purchases at Cost	18,803,417
Proceeds from Sales	(19,161,178)
Change in Unrealized Appreciation/Depreciation	—
Net Realized Gain/(Loss)	(353)
Value as of 8/31/2022	$196
Shares Held as of 8/31/2022	196
Dividend Income	$2,594
Gain Distributions Received	$127
1
Non-income-producing security.
2
Issuer in default.
3
Perpetual Bond Security. The maturity date reflects the next call date.
4
Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
6
7-day net yield.
7
Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$13,762,951	$229,088[1]	$13,992,039
Corporate Bonds	—	6,183,104	10,000[1]	6,193,104
Purchase Call Option	—	347	—	347
Investment Company	196	—	—	196
TOTAL SECURITIES	$196	$19,946,402	$239,088	$20,185,686
Other Financial Instruments:
Assets
Futures Contracts	$1,523	$—	$—	$1,523
Foreign Exchange Contracts	—	171,613	—	171,613
Swap Contracts	—	4,495	—	4,495
Liabilities
Futures Contracts	(5,732)	—	—	(5,732)
Foreign Exchange Contracts	—	(173,497)	—	(173,497)
Swap Contracts	—	(19,959)	—	(19,959)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,209)	$(17,348)	$—	$(21,557)
1
Includes $1,151,509 in securities transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
The following acronym(s) are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
THB	—Thai Baht
USD	—United States Dollar
ZAR	—South African Rand